PLANT, PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PLANT, PROPERTY AND EQUIPMENT	PLANT, PROPERTY AND EQUIPMENT

at December 31	2025			2024
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Canadian Natural Gas Pipelines
NGTL System
Pipeline	20,806	8,037	12,769	20,497	7,413	13,084
Compression	7,277	2,732	4,545	7,146	2,497	4,649
Metering and other	1,685	903	782	1,668	883	785
	29,768	11,672	18,096	29,311	10,793	18,518
Under construction	663	—	663	503	—	503
	30,431	11,672	18,759	29,814	10,793	19,021
Canadian Mainline
Pipeline	11,126	8,355	2,771	10,907	8,165	2,742
Compression	4,661	3,500	1,161	4,540	3,448	1,092
Metering and other	797	344	453	749	331	418
	16,584	12,199	4,385	16,196	11,944	4,252
Under construction	121	—	121	163	—	163
	16,705	12,199	4,506	16,359	11,944	4,415
Other Canadian Natural Gas Pipelines[1]
Other	2,947	1,777	1,170	2,927	1,742	1,185
Under construction	19	—	19	31	—	31
	2,966	1,777	1,189	2,958	1,742	1,216
	50,102	25,648	24,454	49,131	24,479	24,652
U.S. Natural Gas Pipelines
Columbia Gas
Pipeline	14,996	1,610	13,386	14,826	1,472	13,354
Compression	6,169	741	5,428	6,153	677	5,476
Metering and other	4,529	502	4,027	4,570	455	4,115
	25,694	2,853	22,841	25,549	2,604	22,945
Under construction	675	—	675	891	—	891
	26,369	2,853	23,516	26,440	2,604	23,836
ANR
Pipeline	3,092	744	2,348	2,477	745	1,732
Compression	4,933	948	3,985	4,446	938	3,508
Metering and other	1,867	509	1,358	1,832	521	1,311
	9,892	2,201	7,691	8,755	2,204	6,551
Under construction	362	—	362	853	—	853
	10,254	2,201	8,053	9,608	2,204	7,404

at December 31	2025			2024
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Other U.S. Natural Gas Pipelines
Columbia Gulf	4,427	274	4,153	4,127	304	3,823
GTN	3,325	1,476	1,849	3,405	1,467	1,938
Great Lakes	2,577	1,509	1,068	2,602	1,537	1,065
Other[2]	1,646	655	991	1,695	628	1,067
	11,975	3,914	8,061	11,829	3,936	7,893
Under construction	643	—	643	694	—	694
	12,618	3,914	8,704	12,523	3,936	8,587
	49,241	8,968	40,273	48,571	8,744	39,827
Mexico Natural Gas Pipelines[3]
Pipeline	2,468	545	1,923	2,590	523	2,067
Compression	449	113	336	476	107	369
Metering and other	394	107	287	398	99	299
	3,311	765	2,546	3,464	729	2,735
Under construction	1,454	—	1,454	7,807	—	7,807
	4,765	765	4,000	11,271	729	10,542
Power and Energy Solutions
Natural Gas Power Generation	1,322	719	603	1,273	671	602
Natural Gas Storage and Other	887	308	579	873	281	592
Renewable Power Generation	737	83	654	779	54	725
	2,946	1,110	1,836	2,925	1,006	1,919
Under construction	56	—	56	56	—	56
	3,002	1,110	1,892	2,981	1,006	1,975
Corporate	895	460	435	944	439	505
	108,005	36,951	71,054	112,898	35,397	77,501
1Includes Foothills, Ventures LP and Great Lakes Canada.
2Includes North Baja, Tuscarora, Louisiana Intrastate, Crossroads, U.S. Energy Marketing and mineral rights business.
3During the year ended December 31, 2025, the Company derecognized $6,595 million (2024 – nil) of Plant, property and equipment and recorded a corresponding asset to net investment in leases for the in-service TGNH pipelines. Refer to Note 9, Leases, for additional information.